Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(1)(2)(3)	Compensation Actually Paid to Former PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO(1) NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Company Total Stockholder Return	Peer Group Total Stockholder Return(4)	Net Income (Loss) ($ in millions)	Adjusted EBITDA(5) ($ in millions)
2024	$1,126,448	—	$353,322	—	$681,943	$501,033	$77.83	$135.70	$(28.7)	$339.7
2023	$1,937,026	$1,543,514	$765,594	$329,849	$1,038,424	$575,754	$97.78	$146.01	$50.7	$426.9
2022	—	$4,261,163	—	$3,142,037	$2,134,747	$1,445,764	$85.75	$114.07	$38.9	$393.0

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Ryan McMonagle served as Chief Executive Officer ("CEO"), the principal executive officer ("PEO"), in fiscal year 2024 and in fiscal year 2023 after March 20, 2023, and served as President and Chief Operating Officer in fiscal year 2022 and in fiscal year 2023 until March 20, 2023. Fred Ross served as CEO, the PEO, in fiscal year 2022 and in fiscal year 2023 until March 20, 2023. Compensation reflected in the Summary Compensation Table Total for Current PEO column reflects the total compensation of our current CEO, Mr. McMonagle, for the fiscal years ended December 31, 2023 and 2024, as reported in the Summary Compensation Table. Compensation reflected in the Summary Compensation Table Total for Former PEO column reflects the total compensation of our former CEO, Mr. F. Ross, for the fiscal years ended December 31, 2022 and 2023, as reported in the Summary Compensation Table in the Company’s 2024 Proxy Statement. Fiscal year 2023 compensation reflected in the Summary Compensation Table Total for Non-PEO NEOs column reflects Mr. F Ross’s service as Founder starting March 20, 2023 and Mr. McMonagle’s service as President and Chief Operating Officer until March 20, 2023.
Peer Group Issuers, Footnote	The peer group is the S&P 600 Industrials and comprises those companies included in the S&P SmallCap 600 that are classified as members of the GICS® Industrials sector peer group (the "PvP Peer Group").
PEO Total Compensation Amount	$ 1,126,448
PEO Actually Paid Compensation Amount	$ 353,322
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid ("CAP") is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the
"Summary Compensation Table" ("SCT") on page 38, with specified adjustments for pensions (if applicable) and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii)	CAP
2024	$1,126,448	$(773,126)	$353,322

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii)	CAP
2024	$681,943	$(180,910)	$501,033
(i) Reflects "Total Compensation" reported in the SCT for the year shown.
(ii) Includes the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Fair value or change in fair value, as applicable, of equity awards was determined by reference to (i) for RSUs, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for PSUs (excluding any market-based awards), the same valuation methodology as RSU awards except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and, (iii) for market-based awards, the fair value is calculated using a Monte Carlo simulation approach in a risk-neutral framework to model future stock price movements based upon historical volatility (based on the weighted-average combination of the Company’s historic volatility and of the implied volatility of a group of the Company’s peers), risk-free rates of return, and correlation matrix. Please refer to the section "Accounting for Share-Based Compensation" in the CD&A on page 34 for additional information. The equity components of CAP for the 2024 fiscal year are further detailed in the supplemental tables below. No adjustments for pensions are required as the Company does not have a defined-benefit plan.

Adjustments to Determine Compensation "Actually Paid" for CEOs	2024
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(253,500)
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(744,250)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	224,624
Total adjustments	$(773,126)

Adjustments to Determine Average Compensation "Actually Paid" for Non-CEO NEOs	2024
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(156,974)
Increase for fair value of awards granted during year that remain unvested as of year-end	(44,499)
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(58,224)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	78,787
Total adjustments	$(180,910)

Non-PEO NEO Average Total Compensation Amount	$ 681,943	$ 1,038,424	$ 2,134,747
Non-PEO NEO Average Compensation Actually Paid Amount	$ 501,033	575,754	1,445,764
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid ("CAP") is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the
"Summary Compensation Table" ("SCT") on page 38, with specified adjustments for pensions (if applicable) and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii)	CAP
2024	$1,126,448	$(773,126)	$353,322

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii)	CAP
2024	$681,943	$(180,910)	$501,033
(i) Reflects "Total Compensation" reported in the SCT for the year shown.
(ii) Includes the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Fair value or change in fair value, as applicable, of equity awards was determined by reference to (i) for RSUs, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for PSUs (excluding any market-based awards), the same valuation methodology as RSU awards except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and, (iii) for market-based awards, the fair value is calculated using a Monte Carlo simulation approach in a risk-neutral framework to model future stock price movements based upon historical volatility (based on the weighted-average combination of the Company’s historic volatility and of the implied volatility of a group of the Company’s peers), risk-free rates of return, and correlation matrix. Please refer to the section "Accounting for Share-Based Compensation" in the CD&A on page 34 for additional information. The equity components of CAP for the 2024 fiscal year are further detailed in the supplemental tables below. No adjustments for pensions are required as the Company does not have a defined-benefit plan.

Adjustments to Determine Compensation "Actually Paid" for CEOs	2024
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(253,500)
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(744,250)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	224,624
Total adjustments	$(773,126)

Adjustments to Determine Average Compensation "Actually Paid" for Non-CEO NEOs	2024
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(156,974)
Increase for fair value of awards granted during year that remain unvested as of year-end	(44,499)
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(58,224)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	78,787
Total adjustments	$(180,910)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Cumulative TSR
■During 2024, compensation actually paid to our CEO and average compensation actually paid to our non-CEO NEOs declined 68% and 13%, respectively, compared to a 20% decrease in the Company’s TSR. During 2023, compensation actually paid to our CEOs and average compensation actually paid to our non-CEO NEOs declined 65% and 60%, respectively, compared to a 14% increase in the Company’s TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income (Loss)
■Compensation actually paid to our current CEO of $0.4 million and $0.8 million for 2024 and 2023, respectively, and to our former CEO of $0.3 million and $3.1 million for 2023 and 2022, respectively, and average compensation actually paid to our non-CEO NEOs of $0.5 million, $0.6 million and $1.4 million for 2024, 2023 and 2022, respectively, compares to net income (loss) of $(28.7) million, $50.7 million and $38.9 million for 2024, 2023 and 2022, respectively.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Adjusted EBITDA
■Compensation actually paid to our current CEO of $0.4 million and $0.8 million for 2024 and 2023, respectively, and to our former CEO of $0.3 million and $3.1 million for 2023 and 2022, respectively, and average compensation actually paid to our non-CEO NEOs of $0.5 million, $0.6 million and $1.4 million for 2024, 2023 and 2022, respectively, compares to Adjusted EBITDA of $339.7 million, $426.9 million and $393.0 million for 2024, 2023 and 2022, respectively.

Total Shareholder Return Vs Peer Group
Company Cumulative TSR vs. PvP Peer Group TSR
■The Company’s TSR of $77.83, $97.78 and $85.75, for 2024, 2023 and 2022, respectively, compares to Peer Group TSR of $135.70, $146.01 and $114.07 for 2024, 2023 and 2022, respectively.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA(1)(3)
Adjusted Unlevered Free Cash Flow(2)(3)
Gross Profit(4)
Leverage Ratio(5)

Total Shareholder Return Amount	$ 77.83	97.78	85.75
Peer Group Total Shareholder Return Amount	135.70	146.01	114.07
Net Income (Loss)	$ (28,700,000)	$ 50,700,000	$ 38,900,000
Company Selected Measure Amount	339,700,000	426,900,000	393,000,000.0
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the "compensation actually paid" to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2024, 2023 and 2022 fiscal years.
	The assumptions used in calculating the fair value of unvested stock-based awards as of December 31 of each year (or the vest date, if earlier) were consistent with those used to calculate the grant date fair value. The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.For our NEOs, 100% of their bonus opportunity for 2024 was based on Company ("corporate") Adjusted EBITDA and Adjusted Unlevered Free Cash Flow for 2024, as discussed in 2024 Short-Term Incentive Plan ("STIP") on page 31.Gross Profit is the performance measure used to evaluate the Company’s operating segment performance. For additional information, see Note 19 to our audited consolidated financial statements included in our 2024 Annual Report on Form 10-K.
Total Shareholder Return, Decrease, Percent	20.00%
Total Shareholder Return, Increase, Percent		14.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As an additional measure, the Company has included Adjusted EBITDA, which is used by the Company to evaluate performance and allocate resources. For additional information refer to 2024 Short-Term Incentive Plan ("STIP") on page 31.Adjusted EBITDA is the performance measure used for performance units (the PSUs), as discussed in "Long-Term Incentive Plan ("LTIP")" beginning on page 32.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Unlevered Free Cash Flow
Non-GAAP Measure Description	Adjusted Unlevered Free Cash Flow is one of the performance measures used for bonus opportunity, as discussed in 2024 Short-Term Incentive Plan ("STIP") on page 31.
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Leverage Ratio
Non-GAAP Measure Description	Leverage Ratio is a measure used by the Company to evaluate the ability to service debt. Leverage Ratio is calculated as the ratio of "net debt," which is total debt, excluding deferred financing fees less cash and cash equivalents, over Adjusted EBITDA.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,126,448	$ 1,937,026
PEO Actually Paid Compensation Amount	353,322	765,594
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,543,514	$ 4,261,163
PEO Actually Paid Compensation Amount		$ 329,849	$ 3,142,037
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (773,126)
Compensation Actually Paid, Decrease, Percent	68.00%	65.00%
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (253,500)
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,250)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,624
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (180,910)
Compensation Actually Paid, Decrease, Percent	13.00%	60.00%
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (156,974)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,224)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,787
Non-PEO NEO | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,499)